UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2011
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2011 and Report of Independent Registered Public
Accounting Firm

PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited


MANAGEMENT  REVIEW  AND  ANALYSIS
Avoiding risk was the overarching theme for investment returns in 2011. By surveying the returns across various asset classes, one will see that straying too far from the safest, largest, U.S. markets proved costly. We started 2011 innocently enough. Our economy appeared to be picking up steam. Consumer spending was accelerating and unemployment was declining. Some economists were raising their estimates, calling for growth in real GDP of 2.5% or more. That was before Japan was hit with a tsunami. The resultant damage to several nuclear reactors damaged major production facilities and disrupted supply lines across the globe. Then, instead of confirming an acceleration in our U.S.
economy,  data  that  came  out  in  Q2  2011  pointed  to  a  slowdown.

                          AVERAGE ANNUAL TOTAL RETURNS

                 1 Yr.   5 Yrs   10 Yrs
Preservation
Fund              3.29%   5.02%    4.27%
Barclays Inter
Gov/Credit        5.80%   5.88%    5.20%
Treasury Bills
  (3 month)       0.16%   1.58%    1.96%



Meanwhile, all was not quiet on the European front. Growing concerns about the soundness of the European banking system, combined with speculation by some economists that the U.S. economy had already slipped back into a recession, sent global financial markets into cardiac arrest. Traders went into "risk off" mode, seeking safety in gold and U.S. and German government bonds.

The PC&J Preservation Fund (the "Fund"), with its relative absence of U.S. Treasury investments, provided a 3.29% return for 2011, falling behind the more government-oriented 5.80% return for the Barclay's Intermediate Government/Credit Index. In addition to the lower weighting in U.S. government securities, the returns of the Fund's holdings in the financial services sector and lower-rated, industrially-oriented corporate bonds also detracted from its performance on a relative basis. And, with most markets acting in concert, i.e., declining during the summer selloff, the Fund's investments in diversified strategies proved to be a drain on its return.

The markets had some relief in the fourth quarter, as improving economic news, strong domestic earnings reports and plans for repairing the European banking sector were revealed. Good quality corporate and taxable municipal bonds make up over 60% of the Preservation Fund's portfolio. These holdings also attracted the interest of investors seeking safety in the U.S. financial markets and provided some solid gains for the year. Of course, about any positive return would have beaten the 0.16% Fed-engineered return for 3-month Treasury Bills in 2011.

The holdings of good quality corporate and taxable municipal bonds should continue to serve the Fund well in 2012, supported by the strengthening U.S. economy. Once again we are managing the duration and structure of the portfolio to preserve principal values should interest rates rise. Although the Federal Reserve has vowed to keep treasury yields low for an extended period of time, the current levels are below their targets, driven down by investors seeking safety. Over the long-term, this bias has also served the Fund well with returns that fall between no-risk, short-term Treasury Bills and the longer-dated Barclays Index.

                        PRESERVATION FUND EXPENSE RATIO*


Per May 1, 2011 Prospectus           1.21%
Per December 31, 2011 Annual Report  1.10%



* The expense ratio stated in the May 1, 2011 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2011 Annual Report includes only operating expenses of the Preservation Fund.

Growth of $10,000 Investment

               PRESERVATION     BARCLAYS INTER     TREASURY BILL
                      GROWTH     GOV/CR GROWTH            GROWTH

             2001     10,000            10,000            10,000
             2002     10,598            10,984            10,161
             2003     10,877            11,457            10,264
             2004     11,173            11,806            10,404
             2005     11,445            11,992            10,724
             2006     11,887            12,482            11,222
             2007     12,580            13,404            11,799
             2008     11,951            14,085            12,087
             2009     13,733            14,823            12,117
             2010     14,705            15,696            12,117
             2011     15,189            16,606            12,137

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 1 - 5  years:                    1.1%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $141,686

Maturity of 6 - 15  years:                   4.5
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     260,967
 Federal National Mtg Assn Step-Up 1
   2.000%, due 09-28-26                                 350,000     351,232

                                                                    612,199


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $734,776)                             5.6                    753,885


U.S. CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:                    22.9
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     125,312
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                                 130,000     135,269
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      51,185
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     130,000
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     152,959
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 210,000     207,900
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                                 150,000     158,147
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     163,059
 HSBC Finance Corp.
   6.000%, due 08-15-14                                 275,000     293,436
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                 162,000     175,958
 OGE Energy Corp.
   5.000%, due 11-15-14                                 250,000     271,276
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                 100,000     100,625
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                 150,000     148,458



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 Nabisco Inc.
   7.550%, due 06-15-15                                $  100,000    $  118,065
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                   160,000       174,363
 Alltel Corp.
   7.000%, due 03-15-16                                   100,000       118,530
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                   110,000       112,750
 Boston Scientific Corp.
   6.400%, due 06-15-16                                   150,000       168,304
 Frontier Oil Corp.
   8.500%, due 09-15-16                                   125,000       132,969
 Peabody Energy Corp.
   7.375%, due 11-01-16                                   130,000       143,650

                                                                      3,082,215

Maturity of 6 - 15 years:                        10.7%
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                   250,000       245,148
 Freeport-McMoran Copper & Gold
   8.375%, due 04-01-17                                   150,000       158,812
 Terex Corp.
   8.000%, due 11-15-17                                   250,000       245,000
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                   230,000       223,194
 Conoco Philips
   5.750%, due 02-01-19                                   100,000       120,889
 General Electric Capital Corp. Step-Up 1
   5.50%, due 10-28-21                                    200,000       201,964
 Dow Chemical Co.
   7.375%, due 03-01-23                                   200,000       245,471

                                                                      1,440,478


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,312,439)                               33.6                 4,522,693


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:                          4.9
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                    90,000        96,193
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                   100,000       100,000
 Nebraska Public Power District Revenue3
   5.140%, due 01-01-14                                   310,000       334,165



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT       VALUE
----------------------------------------    --------    ----------    --------
TAXABLE MUNICIPAL OBLIGATIONS (Cont'd):
----------------------------------------
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                 $  125,000    $132,726

                                                                       663,084


Maturity of 6 - 10 years:                       6.9%
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000     159,912
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                    200,000     215,966
 Portland OR Weekly Auction Notes 4, 5
   0.045%, due 06-01-19                                    100,000     100,000
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                    150,000     160,977
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                    110,000     140,592
 New York, NY General Obligation
   6.491%, due 03-01-21                                    125,000     150,896

                                                                       928,343


Maturity of 11 - 15 years:                      5.8
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                    295,000     303,850
 San Bernadino Cnty CA Pension Oblig. 3
   6.020%, due 08-01-23                                    245,000     257,640
 Ohio State Dev. Assistance 3
   5.670%, due 10-01-23                                    100,000     105,224
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                    100,000     113,999

                                                                       780,713


Maturity of 16 - 25 years:                      7.1
 Lake County IL School District
   6.300%, due 01-01-27                                    110,000     122,672
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                    110,000      92,244
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                    150,000     139,916
 Alameda Corridor Transit Authority CA 3
   6.600%, due 10-01-29                                    200,000     202,460
 Frisco TX COP 3
   6.375%, due 02-15-33                                    360,000     393,149

                                                                       950,441



See notes to financial statements.

------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT        VALUE
-------------------------------------    --------    ---------    ----------
-------------------------------------

TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,137,042)              24.7%                 $3,322,581


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,184,257)                          63.9                   8,599,159


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                 2.8
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                 63,250        63,393
 GNMA Remic Series 2010-17
   4.500%, due 07-15-13                                 45,520        45,511
 FNMA Remic Series 2011-49
   4.000%, due 06-25-41                                139,164       143,694
 GNMA Remic Series 2011-153
   3.000%, due 12-16-41                                123,939       124,108


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $373,457)                                                     376,706


LEASE ASSIGNMENTS:                           1.0
 Ford Motor Co. ESA Lease 4, 6
   12.524%, due 06-01-13                               123,334       135,133
       (Cost $123,334)


NON-CONVERTIBLE PREFERRED STOCK:             3.9     SHARES
                                                     ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                    5,000       132,900
 FPL Group Cap. Tr. I Pfd., 5.875%                       6,300       162,540
 Metlife Inc. Pfd. B, 6.500%                             5,200       132,496
 Powershares ETF Trust Finl. Pfd.                        5,900        95,108


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $514,722)                                                523,044


EXCHANGE TRADED DEBT:                        7.0     SHARES
                                                     ---------
 AT&T Inc. Senior Notes
   6.375%, due 02-15-56                                  5,000       133,750
 CBS Corp. Senior Notes
   6.75%, due 03-27-56                                   5,000       127,050
 Comcast Corp. Notes
   6.625%, due 05-15-56                                  5,400       140,886



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT         VALUE
-------------------------------------    --------    ---------    -----------
EXCHANGE TRADED DEBT (Cont'd):
-------------------------------------
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                  6,000    $   154,320
 Georgia Power Co. Senior Notes
   6.375%, due 07-15-47                                  5,000        133,150
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                  5,175        135,792
 Viacom Inc. Senior Notes
   6.850%, due 12-15-55                                  5,000        125,500


TOTAL EXCHANGE TRADED DEBT
 (Cost $906,570)                                                      950,448


MUTUAL FUNDS:                               15.7%    SHARES
                                                     ---------
 Oppenheimer Sr. Floating Rate A                        42,352        341,361
 Payden Emerging Markets Bond                           28,187        392,646
 Templeton Income Global Bond A                         45,370        561,227
 First American Treasury Obligations                   823,604        823,604

TOTAL MUTUAL FUNDS
 (Cost $2,171,610)                                                  2,118,838


DIVERSIFIED STRATEGIES:                      4.7
 Deutsche Bank Commodity Booster 7
     Structured Note, due 02-17-12                     125,000        111,825
 Deutsche Bank Commodity Booster 7
     Structured Note, due 07-31-12                     125,000        102,025

                                                     SHARES
                                                     ---------
 Pimco All Asset All Authority D                        35,390        351,779
 X-Alpha Call Warrants 7
     6-27-2013                                          22,500         63,225

TOTAL DIVERSIFIED STRATEGIES
 (Cost $849,438)                                                      628,854


TOTAL INVESTMENTS
 (Cost $13,123,388) 8                       99.0                   13,332,182


ASSETS LESS OTHER LIABILITIES                1.0                      129,208


NET ASSETS                                 100.0%                 $13,461,390






See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2011

1 Interest rates listed for step-up bonds are the rates as of December 31, 2011. 2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate amount of Rule 144A securities was $51,185, which is 0.4% of the Fund's net assets.
3 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
4 Security has been deemed illiquid. At December 31, 2011, the aggregate amount of illiquid securities was $235,133, which is 1.7% of the Fund's net assets.
5 Variable interest rate. Interest rate listed is the rate as of December 31, 2011.
6 Security valued according to "good faith pricing" guidelines.  (See Note A)
7 Non-income producing security
8 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)




The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:




----------------------

Consumer Discretionary   7.6%
Consumer Staple          2.0%
Energy                   3.7%
Financial               16.5%
Healthcare               1.2%
Industrials              2.7%
Materials                5.7%
Telecommunications       1.9%
Utilities                4.2%
Other*                  54.5%
                        -----
Total                   100.0%

* Other includes agency, municipal and structured obligations, mutual funds and diversified strategies

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011




ASSETS:
Investments in securities, at value
 (Cost basis - $13,123,388) (Notes A & D)                          $13,332,182

Receivables
            Dividends and interest                                     140,126
            Fund shares sold                                             1,644

            Total receivables                                          141,770


Total assets                                                        13,473,952


LIABILITIES:
Accrued expenses (Note B)                                               12,562

Total liabilities                                                       12,562


NET ASSETS                                                         $13,461,390



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   1,206,535
 Net increase  (Note C)                                                 77,320

 End of year                                                         1,283,855





NET ASSET VALUE, offering price and redemption price per share     $     10.49



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,604,448
 Net unrealized appreciation on investments                            208,794
 Undistributed net investment income                                     5,264
 Accumulated net realized loss on investments                         (357,116)

 Net Assets                                                        $13,461,390


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011




INVESTMENT INCOME (Note A):
 Interest                                                             $ 533,334
 Dividends                                                              187,916

Total investment income                                                 721,250


EXPENSES (Note B):
 Investment advisory fee                                                 66,535
 Management fee                                                          79,843

Total expenses                                                          146,378


NET INVESTMENT INCOME                                                   574,872


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                      (101,341)
 Change in net unrealized appreciation/depreciation of investments      (49,727)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (151,068)


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 423,804




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                                 For The Years Ended December 31,
                                                                     2011               2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                          $   574,872       $   568,350
 Net realized loss on investments                                  (101,341)          (50,327)
 Change in net unrealized appreciation/depreciation
      of investments                                                (49,727)          409,626

Net increase in net assets resulting from operations                423,804           927,649

DECREASE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                        (563,705)         (566,978)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                                 814,411          (963,427)

Total increase/(decrease) in net assets                             674,510          (602,756)

NET ASSETS:
 Beginning of year                                               12,786,880        13,389,636

 End of year                                                    $13,461,390       $12,786,880




UNDISTRIBUTED NET INVESTMENT INCOME                             $     5,264       $     5,687























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2011


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including exchange traded debt and non-convertible preferred stock, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including non-convertible preferred stock, are generally valued at the NASDAQ Official Closing Price. Mutual funds and closed end funds are valued at the net asset value of their shares on each business day. Fixed income securities, including U.S. agency obligations, U.S. corporate obligations, taxable municipal obligations, Government National Mortgage Association mortgage backed securities and warrants, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. These prices may be based on inputs such as dealer quotations, current trades and offerings, market movement and credit information. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (generally lease assignments). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues. Other inputs may include a review of the issuer's financial statements, cash flows or credit quality and other transactions or offers by the issuer. A combination of these and other methods may be used.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011


Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

There were no significant transfers in and out of Levels 1 and 2 for the year ended December 31, 2011.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of December 31, 2011.




                                         Level 1    Level 2    Level 3    Total
Security Type                           Investments in Securities ($000)
U.S. Agency Obligations                 $     -    $    754   $     -   $  754
U.S. Corporate Obligations                    -       4,523         -    4,523
Taxable Municipal Obligations                 -       3,322         -    3,322
Mortgage Backed Structured Obligations        -         377         -      377
Lease Assignments                             -         135         -      135
Non-Convertible Preferred Stock             523           -         -      523
Exchange Traded Debt                        950           -         -      950
Mutual Funds                              2,119           -         -    2,119
Diversified Strategies                      352         277         -      629
Total                                   $ 3,944     $ 9,388  $      -  $13,332
                                        -------    --------  --------  -------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011


(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2011, the Fund has a capital loss carry forward of $357,116, of which $35,450 can be carried forward through 2012, $29,688 through 2013, $120,473 through 2014, $17,581 through 2015, $13,846 through 2017, $50,327 through 2018, and $89,751 can be carried forward indefinitely. These losses can be used to offset future gains. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010). See Note E for further disclosure regarding uncertain tax positions. Additionally, the Fund had an unused capital loss carry forward of $98,440 which expired as of December 31, 2011 and was reclassified to paid in capital.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $66,535 for the year ended December 31, 2011.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including total Trustee fees of $4,000 for the year ended December 31, 2011.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $79,843 for the year ended December 31, 2011.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

C.  CAPITAL  SHARE  TRANSACTIONS




                                       For the Year Ended                      For the Year Ended
                                        December 31, 2011                       December 31, 2010
                                       -------------------                     -------------------

  ------------------------------
                                  Shares              Dollars                Shares              Dollars
                                  ------              -------                ------              -------
  Subscriptions                   97,491            $1,054,576              168,022            $ 1,804,164
  Reinvestment of distributions   53,789               563,705               53,640                566,978
                                 151,280             1,618,281              221,662              2,371,142
  Redemptions                    (73,960)             (803,870)            (307,426)            (3,334,569)

  Net increase/(decrease)         77,320            $  814,411              (85,764)           $  (963,427)


D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2011, aggregated $2,850,603 and $2,902,435, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2011, aggregated $350,000 and $0, respectively.

At December 31, 2011, gross unrealized appreciation on investments was $580,421 and gross unrealized depreciation on investments was $371,627, for a net unrealized appreciation of $208,794 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences may arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, and will reverse at some time in the future. Permanent differences incurred during the tax year ended December 31, 2011, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in undistributed net investment income of $11,590, a decrease in accumulated net realized loss on investments of $110,030 and a decrease to paid in capital of $98,440. Net assets were not affected by this reclassification.

                                Tax Character of Distributions Paid
        For the Year Ended December 31, 2011                 For the Year Ended December 31, 2010
        --------------------------                           ------------------------------------


Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  ------------------
$       563,705   $           -   $          563,705   $       566,978   $           -   $          566,978
================  ==============  ===================  ================  ==============  ==================

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2011







                                         Tax Basis of Distributable Earnings
                                              As of December 31, 2011

------------------------------------

Undistributed Ordinary Income         Undistributed Accumulated Realized Losses    Unrealized Appreciation
------------------------------------  -------------------------------------------  ------------------------
$                       5,264         $                                (357,116)   $               208,794
====================================  ===========================================  ========================

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008-2011) and has concluded that no provision for uncertain tax benefits or expenses is required in these financial statements.


F. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.


G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 2.7%.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

Selected Data for Each Share of Capital            For the Years Ended December 31,
Stock Outstanding Throughout the Period 2011         2010        2009        2008        2007
                                        ----         ----        ----        ----        ----

NET ASSET VALUE-BEGINNING OF PERIOD   $ 10.60     $ 10.36     $  9.43     $ 10.48     $ 10.39

Income from investment operations:
   Net investment income                 0.46        0.49        0.48        0.52        0.52
   Net realized and unrealized
     gain (loss) on securities          (0.11)       0.24        0.93       (1.05)       0.09
TOTAL FROM INVESTMENT OPERATIONS         0.35        0.73        1.41       (0.53)       0.61

Less distributions:
   From net investment income           (0.46)      (0.49)      (0.48)      (0.52)      (0.52)
TOTAL DISTRIBUTIONS                     (0.46)      (0.49)      (0.48)      (0.52)      (0.52)

NET ASSET VALUE-END OF PERIOD         $ 10.49     $ 10.60     $ 10.36     $  9.43     $ 10.48

TOTAL RETURN                             3.29%       7.08%      14.91%     (5.00%)       5.83%

RATIOS TO AVERAGE NET ASSETS
   Expenses                              1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                 4.32%       4.18%       4.89%       4.96%       4.58%

Portfolio turnover rate                 23.54%      20.52%      22.50%      65.51%      31.76%

Net assets at end of period (000's)   $13,461     $12,787     $13,390     $10,953     $12,078


  Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.














See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Preservation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PC&J Preservation Fund (the "Fund") as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and the broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Cincinnati, Ohio
February 27, 2012

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2011 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2011) and held for the entire period through December 31, 2011.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2011     December 31, 2011   During Period*

Actual                    $         1,000.00  $         1,000.80  $          5.55

Hypothetical (5% return   $         1,000.00  $         1,019.66  $          5.60
before expenses)




* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2011 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
-------------------------------


U.S. Agency Obligations                      5.6%
U.S. Corporate Obligations                  33.6
Taxable Municipal Obligations               24.7
Mortgage Backed Structured
Obligations                                  2.8
Lease Assignments                            1.0
Non-Convertible Preferred Stock              3.9
Exchange Traded Debt                         7.0
Mutual Funds                                15.7
Diversified Strategies                       4.7
Assets Less Other Liabilities                1.0
Total                                      100.0%
                                 ----------------



PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.




                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1949     Trustee                  2008                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
                                                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                             -----------------------------------
-----------------------------------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None
-----------------------------------------------------------  -----------------------------------






                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1954     Trustee                  2003                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------
---------------------------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)        None
---------------------------------------------------  -----------------------------------






**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)




The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
                           ----------------  -------------  --------------------
-------------------------


Kathleen A. Carlson, CFA*                    Treasurer and
c/o PC&J Service Corp.                       Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------
-------------------------------------------------------

President of the Adviser and PC&J Service Corp. since
1998; Treasurer and Director of the Adviser since 1982;
Chief Compliance Officer of the Adviser since 2004.      None
-------------------------------------------------------  -----------------------------------





                                                           NUMBER OF PORTFOLIOS
                        POSITION(S) HELD     LENGTH OF      IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND        TIME SERVED    OVERSEEN  BY TRUSTEE
----------------------  ----------------  ---------------  --------------------
----------------------

                                          Secretary and
James M. Johnson, CFA*                    Trustee since
c/o PC&J Service Corp.                              1985;
300 Old Post Office     President,        President since
120 West Third Street   Secretary,                  2005;
Dayton, Ohio 45402      Chairman and      Chairman since
Year of Birth: 1952     Trustee                      2010                     2
----------------------  ----------------  ---------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------
---------------------------------------------------------

Secretary and Director of the Adviser and PC&J Service
Corp. since 1982; Chief Investment Officer of the Adviser
since 1982.                                                None
---------------------------------------------------------  -----------------------------------



* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2010          $ 21,166
     FY 2011          $ 21,000



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2010          $ None                         $ None
     FY  2011          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2010          $ 2,200                         $ None
     FY  2011          $ 2,300                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2010          $ None                         $ None
     FY  2011          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2010          $ 2,200                         $ None
     FY 2011          $ 2,300                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2012

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2012